Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	6 Months Ended
Jun. 30, 2021 USD ($)
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of January 1, 2021	$ 630,224
Change in valuation inputs or other assumptions	5,975,238
Fair value as of June 30, 2021	6,605,462
Convertible Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of January 1, 2021
Proceeds received through Convertible Promissory Note	200,000
Change in valuation inputs or other assumptions	280,400
Fair value as of June 30, 2021	$ 480,400